Warrants (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Warrants (Details) [Line Items]
Warrants exercise price	$ 0.76	$ 0.76		$ 3.05
Warrant of total amount (in Dollars)		$ 300,000		$ 700,000
Issuance costs (in Dollars)			$ 300,000
Warrants of Preferred Stock (in Dollars)				100,000
Warrants					$ 0.60
Issuance of total amount (in Dollars)					$ 3,400,000
Original issuance discount of amount (in Dollars)					$ 3,400,000
Warrant of preferred stock (in Dollars)				$ 700,000
Class B Common Stock [Member]
Warrants (Details) [Line Items]
Purchase of warrants (in Shares)	381,679		381,679	150,000	1,951,969
Warrants exercise price	$ 1.31	$ 0.01	$ 1.31	$ 0.01	$ 2.19
Warrant of total amount (in Dollars)		$ 1,500
Warrants exercised (in Shares)		150,000
Additional warrants of purchase (in Shares)					5,555,606
Common Stock [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Warrants of Preferred Stock (in Dollars)		$ 7,889,254
Series B Preferred Stock [Member]
Warrants (Details) [Line Items]
Purchase of warrants (in Shares)					209,029
Warrants exercise price					$ 1.05